JPMorgan U.S. Applied Data Science Value Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.5%
Aerospace & Defense — 1.8%
Northrop Grumman Corp.	7	3,212
Auto Components — 0.5%
Lear Corp.	8	926
Banks — 9.1%
Bank of America Corp.	126	3,792
Citigroup, Inc.	50	2,086
Citizens Financial Group, Inc.	37	1,281
M&T Bank Corp.	14	2,419
PNC Financial Services Group, Inc. (The)	17	2,597
Wells Fargo & Co.	97	3,914
Western Alliance Bancorp	3	185
		16,274
Beverages — 2.1%
Coca-Cola Co. (The)	67	3,740
Biotechnology — 2.5%
AbbVie, Inc.	19	2,489
Vertex Pharmaceuticals, Inc. *	7	2,059
		4,548
Building Products — 1.7%
Johnson Controls International plc	28	1,364
Trane Technologies plc	11	1,679
		3,043
Capital Markets — 5.1%
BlackRock, Inc.	5	3,018
CME Group, Inc.	6	992
Morgan Stanley	47	3,695
T. Rowe Price Group, Inc.	13	1,390
		9,095
Chemicals — 2.5%
Axalta Coating Systems Ltd. *	79	1,658
DuPont de Nemours, Inc.	28	1,402
Linde plc (United Kingdom)	5	1,450
		4,510
Consumer Finance — 1.3%
Ally Financial, Inc.	28	777
Capital One Financial Corp.	6	594
Synchrony Financial	32	895
		2,266
Containers & Packaging — 0.5%
Berry Global Group, Inc. *	18	857
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B *	8	2,087

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	86	3,254
Electric Utilities — 4.8%
Constellation Energy Corp.	16	1,358
Exelon Corp.	49	1,839
NextEra Energy, Inc.	69	5,407
		8,604
Electrical Equipment — 2.1%
Eaton Corp. plc	28	3,773
Equity Real Estate Investment Trusts (REITs) — 2.9%
Host Hotels & Resorts, Inc.	47	750
Prologis, Inc.	37	3,782
Ventas, Inc.	18	724
		5,256
Food & Staples Retailing — 0.6%
Sysco Corp.	16	1,141
Food Products — 1.8%
Mondelez International, Inc., Class A	42	2,315
Tyson Foods, Inc., Class A	15	956
		3,271
Health Care Equipment & Supplies — 2.2%
Becton Dickinson and Co.	5	1,088
Medtronic plc	35	2,864
		3,952
Health Care Providers & Services — 5.1%
Centene Corp. *	23	1,745
Cigna Corp.	12	3,383
Elevance Health, Inc.	5	2,305
UnitedHealth Group, Inc.	3	1,625
		9,058
Hotels, Restaurants & Leisure — 0.9%
Expedia Group, Inc. *	7	704
Royal Caribbean Cruises Ltd. *	5	179
Travel + Leisure Co.	19	634
		1,517
Household Durables — 0.6%
PulteGroup, Inc.	8	311
Whirlpool Corp.	6	794
		1,105
Household Products — 1.2%
Procter & Gamble Co. (The)	13	1,686
Spectrum Brands Holdings, Inc.	13	500
		2,186

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — 2.8%
Loews Corp.	46	2,290
Travelers Cos., Inc. (The)	18	2,813
		5,103
Interactive Media & Services — 3.7%
Alphabet, Inc., Class C *	36	3,456
Meta Platforms, Inc., Class A *	24	3,241
		6,697
IT Services — 2.2%
Amdocs Ltd.	13	993
Fidelity National Information Services, Inc.	12	938
Fiserv, Inc. *	7	659
Mastercard, Inc., Class A	3	936
SS&C Technologies Holdings, Inc.	8	382
		3,908
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	11	1,347
Danaher Corp.	4	891
		2,238
Machinery — 3.3%
Deere & Co.	3	1,099
Dover Corp.	20	2,358
Parker-Hannifin Corp.	10	2,415
		5,872
Media — 1.4%
Charter Communications, Inc., Class A *	3	764
Comcast Corp., Class A	61	1,803
		2,567
Multiline Retail — 0.7%
Target Corp.	8	1,210
Multi-Utilities — 1.7%
Ameren Corp.	13	991
CMS Energy Corp.	20	1,176
WEC Energy Group, Inc.	10	903
		3,070
Oil, Gas & Consumable Fuels — 8.6%
Cheniere Energy, Inc.	13	2,155
ConocoPhillips	50	5,101
Coterra Energy, Inc.	54	1,412
EOG Resources, Inc.	27	3,016
Exxon Mobil Corp.	35	3,117
Phillips 66	9	704
		15,505

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	67	4,728
Eli Lilly & Co.	8	2,614
Jazz Pharmaceuticals plc *	9	1,204
Johnson & Johnson	13	2,170
Merck & Co., Inc.	18	1,559
		12,275
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	8	711
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	18	1,198
Road & Rail — 2.9%
CSX Corp.	68	1,794
Norfolk Southern Corp.	16	3,394
		5,188
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	15	2,099
NXP Semiconductors NV (China)	5	761
QUALCOMM, Inc.	8	845
Texas Instruments, Inc.	17	2,646
		6,351
Software — 1.0%
Microsoft Corp.	8	1,775
Specialty Retail — 3.0%
AutoZone, Inc. *	1	2,249
Lowe's Cos., Inc.	6	1,182
O'Reilly Automotive, Inc. *	3	1,957
		5,388
Technology Hardware, Storage & Peripherals — 0.2%
Xerox Holdings Corp.	29	377
Tobacco — 1.0%
Altria Group, Inc.	46	1,844
Total Common Stocks (Cost $167,935)		174,952

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b) (Cost $835)	835	836
Total Investments — 98.0% (Cost $168,770)		175,788
Other Assets Less Liabilities — 2.0%		3,666
NET ASSETS — 100.0%		179,454

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	23	12/16/2022	USD	4,145	(377)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$175,788	$—	$—	$175,788
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(377)	$—	$—	$(377)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$2,967	$8,407	$10,538	$—	$—(c)	$836	835	$17	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	—	3	3	—	—	—	—	—	—
Total	$2,967	$8,410	$10,541	$—	$—(c)	$836		$17	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
(c)	Amount rounds to less than one thousand.